RULE 24F-2 NOTICE



1.   Name and address of issuer:

     Pioneer America Income Trust
     60 State Street
     Boston, MA 02109-1820

2.   Name of each series or class of funds for which this notice is filed:

      Pioneer America Income Trust-Class A Shares
      Pioneer America Income Trust-Class B Shares
      Pioneer America Income Trust-Class C Shares

3.   Investment Company Act File Number:     811-5516;
     Securities Act File Number:                         33-20795

4.   Last day of fiscal year for which this notice is filed:  December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the fiscal year but before termination of the issuer's 24f-2 declar-ation. N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None

9.   Number and aggregate sale price of securities sold during the fiscal year.
     Shares:  2,320,392  Aggregate sale price:  $22,839,300
,
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     Shares:  2,320,392  Aggregate sale price:  $22,839,300

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
     Shares:  841,113  Aggregate sale price:  $8,227,893

12.  Calculation of registration fee:

 ,   (i)  Aggregate sale price of securities sold during  the fiscal
          year in reliance on rule 24f-2 (from Item 10):`            $22,839,300


     (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +       $ 8,227,893

     (iii)Aggregate price of shares redeemed or repurchas-
          ed during the fiscal year (if applicable):        -        $31,067,193

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable):                       -0-

     (v)  Net aggregate  price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),  less
          line (iii) plus line (iv)] (if applicable):                       $-0-

     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          regulation (see Instruction C.6):                 1/3300

     (vii)Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                                       $-0-

Instruction:  Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year: See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

     [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lock-box depository: N/A

                                   SIGNATURES

     This report has been signed below the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)
     /s/Robert P. Nault
     Assistant Secretary

     Date:  February 27, 1997